RELATED PARTY TRANSACTIONS	3 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 6 - RELATED PARTY TRANSACTIONS

The Company leases its office space from another entity that is also a stockholder. Rent expense paid to the related party was $11,671 and $11,355 for the three months ended December 31, 2018 and 2017, respectively.

In December 2016, the Board of Directors accepted the resignation of Larry M. Reid as Chief Executive Officer of the corporation and appointed Mr. Reid as Chief Financial Officer. The Board also appointed Michael M. Moore as Chief Executive Officer.

Under the terms of an employment agreement effective on November 28, 2016, Mr. Moore as CEO receives an annual salary of $200,000. The term of agreement is for a one-year period beginning on the effective date and shall automatically renew and continue in effect for additional one-year periods.

Under the terms of an employment agreement effective on March 13, 2015, Mr. Reid as CFO receives an annual salary of $96,000. The term of agreement is for a one-year period beginning on the effective date and shall automatically renew and continue in effect for additional one-year periods.

In October 2017, the Company repaid the principal amount of $7,891 of a note payable to a shareholder.

In October 2017, the Company issued two promissory notes to a shareholder and director in the amounts of $15,000 each. The notes bear interest at 8% per annum and mature June 30, 2019.

On December 17, 2018, VoiceInterop entered into an unsecured note receivable with a shareholder which bears interest at 35% and matures on February 10, 2019. As of December 31, 2018, the note and interest receivable balance were $25,000 and $336, respectively. These amounts are included in assets from discontinued operations (See Note 8). On February 14, 2019 the Company granted a 30 day extension to the shareholder (See Note 9).